Asset Acquisitions (Details Narrative) - CAD ($)	May 07, 2020	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Dec. 07, 2020	Aug. 31, 2020
Statement [Line Items]
Ownership interest	100.00%
Fair value of net assets acquired		$ 0	$ 0	$ 16,666,666
Cash paid	$ 240	$ 264,660
Blife Therapeutics Inc. [Member]
Statement [Line Items]
Cash paid	$ 1
Nutraneeds LLC [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares					13,333,333
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares						18,217,239
Stock options issued, shares						856,880
Stock warrant issued, shares						252,595